Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000223272
Shareholder Report [Line Items]
Fund Name	USA Mutuals All Seasons Fund
Class Name	Institutional Class
Trading Symbol	UNAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USA Mutuals All Seasons Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usamutuals.com/all-seasons-fund/. You can also request this information by contacting us at 1-866-264-8783.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/all-seasons-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.96%	[1]
AssetsNet	$ 18,512,658
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 60,372
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$18,512,658
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$60,372
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Purchased Options	0.2%
U.S. Government & Agencies	99.8%

Asset Weighting

Value	Value
Other Assets in Excess of Liabilities	35.6%
Future Option	0.1%
U.S. Treasury Obligations	64.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	64.3%
S&P 500 Emini 6680 Index	0.1%

C000223274
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Class A
Trading Symbol	VICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.73%	[2]
AssetsNet	$ 55,917,249
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 181,193
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,917,249
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$181,193
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Purchased Options	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	1.3%
Technology	2.0%
Real Estate	3.8%
Materials	5.0%
Consumer Discretionary	21.4%
Industrials	25.8%
Consumer Staples	37.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	8.0%
RTX Corporation	6.4%
Philip Morris International, Inc.	6.2%
Northrop Grumman Corporation	5.4%
Alibaba Group Holding Ltd. - ADR	5.4%
British American Tobacco plc - ADR	5.0%
Heineken N.V.	4.2%
Diageo plc - ADR	4.2%
Altria Group, Inc.	4.1%
Anheuser-Busch InBev S.A. - ADR	3.7%

C000223277
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Class C
Trading Symbol	VICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	2.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.48%	[3]
AssetsNet	$ 55,917,249
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 181,193
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,917,249
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$181,193
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Purchased Options	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	1.3%
Technology	2.0%
Real Estate	3.8%
Materials	5.0%
Consumer Discretionary	21.4%
Industrials	25.8%
Consumer Staples	37.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	8.0%
RTX Corporation	6.4%
Philip Morris International, Inc.	6.2%
Northrop Grumman Corporation	5.4%
Alibaba Group Holding Ltd. - ADR	5.4%
British American Tobacco plc - ADR	5.0%
Heineken N.V.	4.2%
Diageo plc - ADR	4.2%
Altria Group, Inc.	4.1%
Anheuser-Busch InBev S.A. - ADR	3.7%

C000223275
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Institutional Class
Trading Symbol	VICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.48%	[4]
AssetsNet	$ 55,917,249
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 181,193
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,917,249
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$181,193
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Purchased Options	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	1.3%
Technology	2.0%
Real Estate	3.8%
Materials	5.0%
Consumer Discretionary	21.4%
Industrials	25.8%
Consumer Staples	37.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	8.0%
RTX Corporation	6.4%
Philip Morris International, Inc.	6.2%
Northrop Grumman Corporation	5.4%
Alibaba Group Holding Ltd. - ADR	5.4%
British American Tobacco plc - ADR	5.0%
Heineken N.V.	4.2%
Diageo plc - ADR	4.2%
Altria Group, Inc.	4.1%
Anheuser-Busch InBev S.A. - ADR	3.7%

C000223276
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Investor Class
Trading Symbol	VICEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.73%	[5]
AssetsNet	$ 55,917,249
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 181,193
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,917,249
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$181,193
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Purchased Options	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.3%
Communications	1.3%
Technology	2.0%
Real Estate	3.8%
Materials	5.0%
Consumer Discretionary	21.4%
Industrials	25.8%
Consumer Staples	37.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	8.0%
RTX Corporation	6.4%
Philip Morris International, Inc.	6.2%
Northrop Grumman Corporation	5.4%
Alibaba Group Holding Ltd. - ADR	5.4%
British American Tobacco plc - ADR	5.0%
Heineken N.V.	4.2%
Diageo plc - ADR	4.2%
Altria Group, Inc.	4.1%
Anheuser-Busch InBev S.A. - ADR	3.7%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized